This is filed pursuant to Rule 497(e).
File Nos. 33-49530 and 811-06730.

                                                  ALLIANCEBERNSTEIN GROWTH FUNDS
                                        -AllianceBernstein Large Cap Growth Fund
--------------------------------------------------------------------------------
Supplement dated February 6, 2006 to the Prospectuses dated November 1, 2005 (as amended December 30, 2005) of the AllianceBernstein Growth Funds that offer Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Large Cap Growth Fund and that offer Class A, Class R, Class K and Class I shares of AllianceBernstein Large Cap Growth Fund.

The following information replaces information in the Fund's Prospectus under the heading "Management of the Funds - Portfolio Managers."

The day-to-day management and investment decisions for the AllianceBernstein Large Cap Growth Fund are made by the Adviser's U.S. Large Cap Growth Investment Team. The U.S. Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior members of the U.S. Large Cap Growth Investment Team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

              Employee; Year; Title                     Principal Occupation During The Past Five (5) Years
              ---------------------                     ---------------------------------------------------

James G. Reilly; since 2006; Executive Vice         Executive Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1988.

David P. Handke, Jr.; since 2006; Senior Vice       Senior Vice President of ACMC with which he has been
President of ACMC                                   associated since prior to 2001.  Mr. Handke has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1984.

Scott Wallace; since 2006; Senior Vice President    Senior Vice President of ACMC with which he has been
of ACMC                                             associated since prior to 2001.  Mr. Wallace has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    2001.

Michael J. Reilly; since 2006; Senior Vice          Senior Vice President of ACMC with which he has been
President of ACMC                                   associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1992.

Syed J. Hasnain; since 2006; Senior Vice            Senior Vice President of ACMC with which he has been
President of ACMC                                   associated since prior to 2001.  Mr. Hasnain has been a
                                                    member of the U.S. Large Cap Growth Investment Team since
                                                    1994.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.



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